Nuveen Core Plus Impact Fund
Portfolio of Investments September 30, 2022
(Unaudited)
NPCT
Principal
Amount (000) (1) Description (2) Coupon Maturity Ratings (3) Value
LONG-TERM INVESTMENTS - 164.1%   (99.8% of Total Investments)
X 311,048,563 CORPORATE BONDS - 88.7% (53.9% of Total Investments)
X 311,048,563
Airlines - 0.4%
$ 2,000 Delta Air Lines Inc 3.750% 10/28/29 Baa3 $ 1,554,010
Auto Components - 0.8%
4,000 Dana Inc 4.250% 9/01/30 BB+ 2,929,806
Automobiles - 3.9%
3,510 Ford Motor Co 3.250% 2/12/32 BB+ 2,528,358
15,300 Harley-Davidson Inc (4) 4.625% 7/28/45 BBB+ 11,208,113
18,810 Total Automobiles 13,736,471
Banks - 9.2%
5,000 Alimentation Couche-Tard Inc, 144A 3.625% 5/13/51 BBB 3,224,367
17,000 Intesa Sanpaolo SpA, 144A 4.950% 6/01/42 BB+ 10,094,878
10,000 Standard Chartered PLC, 144A (4) 5.300% 1/09/43 BBB+ 7,939,602
15,000 UniCredit SpA, 144A 5.459% 6/30/35 Baa3 11,153,095
47,000 Total Banks 32,411,942
Capital Markets - 2.2%
9,000 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 Ba2 7,812,000
Chemicals - 4.1%
5,000 LG Chem Ltd, 144A 2.375% 7/07/31 A3 3,910,710
5,000 LYB International Finance III LLC 3.800% 10/01/60 BBB 3,149,777
8,227 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 Ba3 7,466,002
18,227 Total Chemicals 14,526,489
Commercial Services & Supplies - 0.5%
2,040 New York Public Library Astor Lenox & Tilden
Foundations
4.305% 7/01/45 AA- 1,737,817
Communications Equipment - 1.9%
10,000 Vodafone Group PLC 5.125% 6/04/81 BB+ 6,763,800
Diversified Consumer Services - 1.6%
6,160 YMCA of Greater New York 2.303% 8/01/26 BBB 5,429,224
Diversified Financial Services - 1.7%
2,400 Community Preservation Corp 2.867% 2/01/30 AA- 1,948,934
5,400 EUR Power Finance Corp Ltd 1.841% 9/21/28 Baa3 4,145,951
7,800 Total Diversified Financial Services 6,094,885
Electric Utilities - 18.9%
5,000 EUR EDP - Energias de Portugal SA 1.875% 3/14/82 BB+ 3,295,418
8,523 India Cleantech Energy2021 1, 144A 4.700% 8/10/26 Ba3 6,477,480
6,650 Interchile SA, 144A 4.500% 6/30/56 Baa1 4,873,329
10,666 Inversiones Latin America Power Ltda, 144A 5.125% 6/15/33 BB+ 5,204,932
2,000 Leeward Renewable Energy Operations LLC, 144A 4.250% 7/01/29 Ba3 1,610,000
7,330 Liberty Utilities Finance GP 1, 144A 2.050% 9/15/30 BBB+ 5,547,048
7,000 Pattern Energy Operations LP / Pattern Energy
Operations Inc, 144A
4.500% 8/15/28 BB- 6,068,650
2,806 Solar Star Funding LLC, 144A (4) 5.375% 6/30/35 BBB 2,789,040
13,000 Southern California Edison Co (4) 3.650% 6/01/51 A- 9,049,401

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NPCT
Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Electric Utilities (continued)
$ 5,000 Star Energy Geothermal Darajat II / Star Energy
Geothermal Salak, 144A
4.850% 10/14/38 Baa3 $ 3,737,500
4,330 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 BB 3,983,649
9,744 Topaz Solar Farms LLC, 144A 4.875% 9/30/39 BB 8,477,602
5,800 Vena Energy Capital Pte Ltd , Reg S 3.133% 2/26/25 BBB- 5,320,067
87,849 Total Electric Utilities 66,434,116
Electrical Equipment - 1.2%
5,000 Sociedad de Transmision Austral SA, 144A 4.000% 1/27/32 Baa2 4,053,015
Electronic Equipment, Instruments & Components - 1.3%
5,000 SK Battery America Inc , Reg S 2.125% 1/26/26 Baa3 4,362,934
Equity Real Estate Investment Trusts - 4.3%
9,915 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 Baa3 7,956,788
2,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 Baa3 1,454,400
2,000 Host Hotels & Resorts LP 2.900% 12/15/31 BBB- 1,467,837
5,000 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 4,070,350
18,915 Total Equity Real Estate Investment Trusts 14,949,375
Gas Utilities - 3.8%
15,000 Brooklyn Union Gas Co, 144A (4) 4.273% 3/15/48 BBB+ 10,948,907
4,000 Southern Co Gas Capital Corp 3.150% 9/30/51 BBB+ 2,509,037
19,000 Total Gas Utilities 13,457,944
Household Durables - 1.2%
5,000 EUR Arcelik AS , Reg S 3.000% 5/27/26 BB+ 4,068,712
Independent Power And Renewable Electricity Producers - 12.7%
5,000 AES Corp 2.450% 1/15/31 BBB- 3,825,031
6,270 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 5,278,868
6,514 Azure Power Energy Ltd, 144A 3.575% 8/19/26 BB+ 4,885,125
5,100 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 3,953,673
2,400 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 2,136,962
7,050 Colbun SA, 144A 3.150% 1/19/32 BBB+ 5,386,384
1,935 Continuum Energy Levanter Pte Ltd, 144A 4.500% 2/09/27 BB+ 1,561,216
8,075 Sunnova Energy Corp, 144A 5.875% 9/01/26 B1 7,215,356
9,932 Sweihan PV Power Co PJSC, 144A 3.625% 1/31/49 BBB+ 7,877,963
2,846 UEP Penonome II SA, 144A 6.500% 10/01/38 BB 2,447,446
55,122 Total Independent Power And Renewable Electricity Producers 44,568,024
Machinery - 1.8%
5,000 Mueller Water Products Inc, 144A 4.000% 6/15/29 Ba1 4,255,050
2,305 YMCA of Greater New York 5.021% 8/01/38 BBB 2,133,470
7,305 Total Machinery 6,388,520
Media - 1.7%
10,000 Discovery Communications LLC 4.000% 9/15/55 BBB- 5,895,979
Metals & Mining - 1.1%
5,000 Teck Resources Ltd 5.200% 3/01/42 BBB- 4,002,342
Mortgage Real Estate Investment Trusts (REITs) - 2.8%
5,745 Starwood Property Trust Inc, 144A 3.625% 7/15/26 BB+ 4,883,250
5,710 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ 4,867,689
11,455 Total Mortgage Real Estate Investment Trusts (REITs) 9,750,939

Principal
Amount (000)(1)   Description (2) Coupon Maturity Ratings (3) Value
Multiline Retail - 1.8%
$ 10,000 Nordstrom Inc 5.000% 1/15/44 BBB- $ 6,187,500
Multi-Utilities - 0.5%
2,244 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 1,731,704
Oil, Gas & Consumable Fuels - 4.6%
4,828 Kinder Morgan Inc (4) 5.300% 12/01/34 BBB 4,361,116
15,000 Santos Finance Ltd, 144A (4) 3.649% 4/29/31 BBB 11,656,754
19,828 Total Oil, Gas & Consumable Fuels 16,017,870
Real Estate Management & Development - 0.5%
2,250 EUR GTC Aurora Luxembourg SA , Reg S 2.250% 6/23/26 BBB- 1,630,472
Road & Rail - 2.4%
5,000 Kansas City Southern/Old 4.200% 11/15/69 BBB 3,627,050
7,000 Norfolk Southern Corp 4.100% 5/15/21 BBB+ 4,644,251
12,000 Total Road & Rail 8,271,301
Trading Companies & Distributors - 1.8%
10,800 GATX Corp (4) 3.100% 6/01/51 BBB 6,281,372
$ 411,805 Total Corporate Bonds (cost $431,554,503) 311,048,563
Principal
Amount (000)
(1) Description (2) Coupon Maturity Ratings (3) Value
X 90,029,653 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 25.7% (15.6% of Total Investments)
X 90,029,653
Banks - 9.3%
$ 10,375 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 Ba1 $ 8,918,781
6,250 Citigroup Inc 4.150% N/A (5) BBB- 4,968,750
6,250 JPMorgan Chase & Co 3.650% N/A (5) BBB+ 5,061,323
11,195 PNC Financial Services Group Inc 3.400% N/A (5) Baa2 8,354,577
6,820 SVB Financial Group 4.000% N/A (5) Baa2 5,177,851
40,890 Total Banks 32,481,282
Communications Equipment - 0.8%
4,000 Vodafone Group PLC 4.125% 6/04/81 BB+ 2,770,000
Consumer Finance - 1.6%
7,200 American Express Co 3.550% N/A (5) Baa2 5,548,871
Electric Utilities - 1.7%
2,500 CMS Energy Corp 3.750% 12/01/50 BBB- 1,837,500
5,000 Southern Co (4) 3.750% 9/15/51 BBB- 4,054,450
7,500 Total Electric Utilities 5,891,950
Independent Power And Renewable Electricity Producers - 1.4%
4,331 AES Andes SA, 144A 6.350% 10/07/79 BB 3,725,591
1,500 Vistra Corp, 144A 7.000% N/A (5) Ba3 1,309,515
5,831 Total Independent Power And Renewable Electricity Producers 5,035,106

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NPCT
Principal
Amount (000)
(1) Description (2) Coupon Maturity Ratings (3) Value
Insurance - 3.7%
$ 15,000 Swiss Re Finance Luxembourg SA, 144A (4) 5.000% 4/02/49 A $ 13,125,000
Multi-Utilities - 4.3%
5,000 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 4,083,850
2,500 CMS Energy Corp 4.750% 6/01/50 BBB- 2,112,500
8,000 EUR Engie SA , Reg S 1.875% N/A (5) BBB 5,351,544
4,600 Sempra Energy 4.125% 4/01/52 BBB- 3,611,000
20,100 Total Multi-Utilities 15,158,894
Trading Companies & Distributors - 2.9%
12,000 Air Lease Corp 4.650% N/A (5) BB+ 10,018,550
$ 112,521 Total $1,000 Par (or similar) Institutional Preferred (cost $117,202,870) 90,029,653
Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
48863888 ASSET-BACKED SECURITIES - 13.9% (8.5% of Total Investments)
X 48,863,888
6,500 Alen 2021-ACEN Mortgage Trust (1-Month LIBOR
reference rate + 4.000% spread), 144A
6.818% 4/15/34 BB- $ 5,895,798
5,000 BAMLL Commercial Mortgage Securities Trust 2021-
JACX (1-Month LIBOR reference rate + 3.750% spread),
144A 2021 JACX
6.568% 9/15/38 Ba2 4,606,812
46,337 Freddie Mac Multifamily ML Certificates 1.300% 7/25/41 N/R 4,857,039
65,420 Freddie Mac Multifamily ML Certificates , 144A 2021
ML11
0.771% 3/25/38 N/R 3,759,650
2,273 GoodLeap Sustainable Home Solutions Trust 2021-3 ,
144A 2021 3CS
3.500% 5/20/48 N/R 1,701,932
2,370 GoodLeap Sustainable Home Solutions Trust 2021-4 ,
144A 2021 4GS
3.500% 7/20/48 BB 1,891,820
10,000 MFT Trust 2020-ABC , 144A 2020 ABC 3.593% 2/10/42 N/R 7,425,419
4,876 Mosaic Solar Loan Trust 2019-2 , 144A 0.000% 9/20/40 N/R 2,730,711
6,072 Mosaic Solar Loan Trust 2020-1 , 144A 0.000% 4/20/46 N/R 4,961,042
5,661 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 2.750% spread), 144A
5.568% 7/15/36 N/R 5,490,331
700 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 3.500% spread), 144A
6.318% 7/15/36 N/R 668,617
7,420 NYC Commercial Mortgage Trust 2021-909 , 144A 2021
909
3.312% 4/10/43 N/R 4,874,717
$ 162,629 Total Asset-Backed Securities (cost $58,354,982) 48,863,888
Principal
Amount (000) Description (2) Coupon Maturity Ratings (3) Value
39464544 MORTGAGE-BACKED SECURITIES - 11.2% (6.8% of Total Investments)
X 39,464,544
4,000 BBCMS Mortgage Trust 2020-C6 , 144A 2020 C6 3.811% 2/15/53 N/R $ 2,741,930
3,840 Benchmark 2019-B10 Mortgage Trust , 144A 2019 B10 4.029% 3/15/62 N/R 2,862,327
7,887 COMM 2020-CX Mortgage Trust , 144A 2020 CX 2.773% 11/10/46 N/R 5,279,372
28,727 Freddie Mac Multifamily ML Certificates 2021 ML10 2.126% 1/25/38 N/R 4,964,570
3,000 Hudson Yards Mortgage Trust , 144A 2019 3.041% 12/10/41 N/R 2,138,724
5,000 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON , 144A 2018 AON
4.767% 7/05/31 B 4,077,994
8,000 SLG Office Trust 2021-OVA , 144A 2021 OVA 2.851% 7/15/41 N/R 5,332,937
3,860 SLG Office Trust 2021-OVA , 144A 2.851% 7/15/41 N/R 2,742,262
80,369 SLG Office Trust 2021-OVA , 144A 0.258% 7/15/41 AA- 1,336,890
3,500 SUMIT 2022-BVUE Mortgage Trust , 144A 2022 BVUE 2.989% 2/12/41 N/R 2,383,946
7,000 VNDO Trust 2016-350P , 144A 4.033% 1/10/35 B 5,603,592
$ 155,183 Total Mortgage-Backed Securities (cost $51,781,847) 39,464,544

Shares Description (2) Coupon Ratings (3) Value
X 34,272,411 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 9.8% (6.0% of Total Investments)
X 34,272,411
Banks - 1.8%
300,000 First Republic Bank/CA 4.000% BBB- $ 4,968,000
75,000 First Republic Bank/CA 4.250% BBB- 1,337,250
Total Banks 6,305,250
Capital Markets - 1.5%
300,000 Affiliated Managers Group Inc 4.200% Baa1 5,139,000
Equity Real Estate Investment Trusts - 1.9%
400,000 Hudson Pacific Properties Inc 4.750% Baa3 6,676,000
Independent Power And Renewable Electricity Producers - 1.1%
200,000 Brookfield Renewable Partners LP 5.250% BBB- 3,922,000
Multi-Utilities - 1.5%
100,426 Brookfield Infrastructure Partners LP 5.125% BBB- 1,686,153
200,000 CMS Energy Corp 4.200% BBB- 3,420,000
Total Multi-Utilities 5,106,153
Real Estate Management & Development - 0.4%
77,904 Brookfield Property Partners LP 5.750% BB 1,324,368
Trading Companies & Distributors - 1.6%
269,000 Triton International Ltd 5.750% BB 5,799,640
Total $25 Par (or similar) Retail Preferred (cost $48,440,556) 34,272,411
Principal
Amount (000) (1) Description (2) Coupon Maturity Ratings (3) Value
24,882,451 SOVEREIGN DEBT - 7.1% (4.3% of Total Investments)
X 24,882,451
Benin - 1.8%
$ 10,000 EUR Benin Government International Bond , 144A 4.950% 1/22/35 B+ $ 6,171,078
Chile - 1.0%
5,000 Chile Government International Bond 3.100% 5/07/41 A 3,387,774
Egypt - 0.5%
2,500 Egypt Government International Bond , 144A 5.250% 10/06/25 B+ 1,942,950
Mexico - 1.7%
3,150 Mexico Government International Bond 4.875% 5/19/33 BBB 2,768,802
5,000 EUR Mexico Government International Bond 2.250% 8/12/36 BBB 3,200,890
Total Mexico 5,969,692
Peru - 2.1%
9,870 Peruvian Government International Bond 3.000% 1/15/34 Baa1 7,410,957
Total Sovereign Debt (cost $37,897,218) 24,882,451

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NPCT
Principal
Amount (000) Description (2) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (3) Value
X 15,629,091 VARIABLE RATE SENIOR LOAN INTERESTS - 4.4% (2.7% of Total Investments) (6)
X 15,629,091
Commercial Services & Supplies - 2.7%
$ 10,498 LTR Intermediate Holdings,
Inc., Term Loan
8.174% ICE Libor USD
1 Month
450.000% 5/07/28 B $ 9,605,460
Electric Utilities - 1.7%
6,136 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- 6,023,631
$ 16,634 Total Variable Rate Senior Loan Interests (cost $16,596,711) 15,629,091
Principal
Amount (000) Description (2)
Optional Call
Provisions (8) Ratings (3) Value
X 11,477,791 MUNICIPAL BONDS - 3.3% (2.0% of Total Investments)
X 11,477,791
Arizona - 0.2%
$ 810 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Gerard Facility Project,
Series 2021C, 3.250%, 7/01/31
No Opt. Call BBB- $ 687,259
District of Columbia - 0.1%
220 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Taxable Senior Lien Green Series 2014A, 4.814%, 10/01/14
No Opt. Call AAA 193,623
Michigan - 1.4%
City of Detroit, Michigan, General Obligation Bonds,
Series 2021:
1,000 2.960%, 4/01/27 No Opt. Call BB- 882,518
500 3.110%, 4/01/28 No Opt. Call BB- 430,662
2,245 3.244%, 4/01/29 No Opt. Call BB- 1,890,432
425 3.344%, 4/01/30 No Opt. Call BB- 352,193
1,575 Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable
Series 2021B, 3.644%, 4/01/34
4/31 at 100.00 BB-   1,265,654
5,745 Total Michigan 4,821,459

Investments in Derivatives
Principal
Amount (000) Description (2)
Optional Call
Provisions (8) Ratings (3) Value
Montana - 0.3%
$ 1,000 County of Gallatin, Montana, Series 2022, 11.500%, 9/01/27, 144A 9/25 at 103.00 N/R $ 1,042,974
New York - 1.3%
5,300 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Taxable Green Climate Certified Series 2020C-2,
5.175%, 11/15/49
No Opt. Call A3 4,732,476
$ 13,075 Total Municipal Bonds (cost $14,984,731) 11,477,791
Total Long-Term Investments (cost $776,813,418) 575,668,392
Principal
Amount (000) Description (2) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.4% (0.2% of Total Investments)
X 1,399,238 REPURCHASE AGREEMENTS - 0.4% (0.2% of Total Investments)
X 1,399,238
$ 1,399 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$1,399,335, collateralized by $1,123,400, U.S. Treasury
Inflation Index Notes, 0.125%, due 1/15/23, value
$1,427,340
0.830% 10/03/22 $ 1,399,238
Total Short-Term Investments (cost $1,399,238) 1,399,238
Total Investments (cost $ 778,212,656 ) - 164 .5% 577,067,630
Borrowings - (27.8)% (9),(10) (97,500,000)
Reverse Repurchase Agreements, including accrued interest - (19.7)%(11) (69,129,670)
MuniFund Preferred Shares, net of deferred offering costs - (19.9)%(12) (69,728,025)
Other Assets Less Liabilities -  2.9%(13) 10,139,312
Net Assets Applicable to Common Shares - 100% $ 350,849,247
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 7,490,219 Euro 7,507,068 Toronto Dominion Bank 11/18/22 $ 143,437
$–

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

NPCT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A.
Fixed annual 2.250%
Fixed semi-annual
3.562%
USD
EUR
6/23/26 2,725,875
2,250,000
$ 505,521 $ 24,848 $ 480,673
Citibank N.A.
Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
734,800 (6,824) 741,624
Citibank N.A.
Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
1,213,043 16,559 1,196,484
Citibank N.A.
Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
1,371,861 12,274 1,359,587
JPMorgan Chase Bank,
N.A. Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
1,057,906 (3,787) 1,061,693
Morgan Stanley Capital
Services LLC Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
1,202,168 4,250 1,197,918
Morgan Stanley Capital
Services LLC Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
1,089,859 (3) 1,089,862
Total
$ 7,175,158 $ 47,317
$ 7,127,841

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 311,048,563 $ – $ 311,048,563
$1,000 Par (or similar) Institutional
Preferred – 90,029,653 – 90,029,653
Asset-Backed Securities – 48,863,888 – 48,863,888
Mortgage-Backed Securities – 39,464,544 – 39,464,544
$25 Par (or similar) Retail Preferred 34,272,411 – – 34,272,411
Sovereign Debt – 24,882,451 – 24,882,451
Variable Rate Senior Loan Interests – 15,629,091 – 15,629,091
Municipal Bonds – 11,477,791 – 11,477,791
Short-Term Investments:
Repurchase Agreements – 1,399,238 – 1,399,238
Investments in Derivatives:
Forward Foreign Currency Contracts* – 143,437 – 143,437
Cross Currency Swaps* – 7,127,841 – 7,127,841
Total
$ 34,272,411 $ 550,066,497 $ – $ 584,338,908
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(2) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $77,780,281 have been pledged as collateral for reverse repurchase agreements.
(5) Perpetual security. Maturity date is not applicable.
(6) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(9) Borrowings as a percentage of Total Investments is 16.9%.
(10) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(11) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 12.0%.
(12) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.1%.
(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
EUR Euro
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.